Distribution Date:	02/12/26	COMM 2015-CCRE23 Mortgage Trust
Determination Date:	02/06/26
Next Distribution Date:	03/12/26
Record Date:	01/30/26	Commercial Mortgage Pass-Through Certificates
Series 2015-CCRE23
Revision to the January 2026 Distribution Date Statement
Servicer revised the reporting to pull back 1 Million Dollars Cusrtailment that was passed through in January.

Table of Contents			Contacts

Section	Pages	Role	Party and Contact Information

Certificate Distribution Detail	2-3	Depositor	Deutsche Mortgage & Asset Receiving Corporation

Certificate Factor Detail	4		Lainie Kaye		cmbs.requests@db.com

Certificate Interest Reconciliation Detail	5		1 Columbus Circle | New York, NY 10019 | United States
		Master Servicer	Midland Loan Services
Additional Information	6
			askmidlandls.com	(913) 253-9000
Bond / Collateral Reconciliation - Cash Flows	7
			A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Balances	8	Special Servicer	Mount Street US (Georgia) LLP, a Georgia limited liability
Current Mortgage Loan and Property Stratification	9-13		partnership

Mortgage Loan Detail (Part 1)	14		Steve Luther		Special.servicing@mountstreet.com
			5910 North Central Expressway, Suite 1665 | Dallas, TX 75206 | United States
Mortgage Loan Detail (Part 2)	15
		Operating Advisor	Pentalpha Surveillance LLC
Principal Prepayment Detail	16
			Attention: Transaction Manager		notices@pentalphasurveillance.com
Historical Detail	17		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Delinquency Loan Detail	18	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	19		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	20				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	21		9062 Old Annapolis Road | Columbia, MD 21045 | United States

Modified Loan Detail	22	Trustee	Wilmington Trust, National Association

Historical Liquidated Loan Detail	23		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	24
		Controlling Class	Deer Park Road Management Company, LP
Interest Shortfall Detail - Collateral Level	25	Representative
Supplemental Notes	26		KPatten@deerparkrd.com	(970) 457-4340	KPatten@deerparkrd.com
			1195 Bangtail Way | Steamboat Springs, CO 80487 | United States

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 26

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12593AAW5	1.536000%	53,800,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12593AAX3	2.852000%	168,100,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12593AAY1	3.257000%	85,300,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	12593AAZ8	3.230000%	270,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	12593ABA2	3.497000%	381,594,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-M	12593ABC8	3.801000%	101,016,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	22.63%
B	12593ABD6	4.183000%	92,797,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	15.85%
C	12593ABE4	4.359617%	61,295,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	11.38%
D	12593ABF1	4.359617%	58,212,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	7.13%
E	12593AAJ4	3.234000%	27,394,000.00	20,841,491.31	0.00	0.00	0.00	0.00	0.00	20,841,491.31	59.82%	5.13%
F*	12593AAL9	4.359617%	29,107,000.00	29,107,000.00	0.00	0.00	0.00	0.00	0.00	29,107,000.00	3.72%	3.00%
G	12593AAN5	4.359617%	41,091,186.00	1,927,271.06	0.00	0.00	0.00	0.00	0.00	1,927,271.06	0.00%	0.00%
CM-A	12593AAE5	2.918000%	33,500,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	91.38%
CM-B	12593ABL8	0.000000%	84,500,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	69.63%
CM-C	12593ABN4	0.000000%	87,381,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	47.13%
CM-D	12593ABQ7	0.000000%	121,483,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	15.87%
CM-E	12593ABS3	0.000000%	61,636,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
V	12593AAQ8	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12593AAS4	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
LR	12593AAU9	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,758,206,186.03	51,875,762.37	0.00	0.00	0.00	0.00	0.00	51,875,762.37

X-A	12593ABB0	4.359617%	1,059,810,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 26

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance Support¹			Support¹

X-B	12593AAA3	4.359617%	154,092,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-C	12593AAC9	4.359617%	58,212,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-D	12593AAG0	1.125617%	27,394,000.00	20,841,491.31	0.00	0.00	0.00	0.00	0.00	20,841,491.31
CM-X-CP	12593ABG9	0.000000%	33,500,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
CM-X-EXT	12593ABJ3	0.000000%	33,500,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Notional SubTotal			1,366,508,000.00	20,841,491.31	0.00	0.00	0.00	0.00	0.00	20,841,491.31

Deal Distribution Total					0.00	0.00	0.00	0.00	0.00

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 26

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12593AAW5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12593AAX3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12593AAY1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	12593AAZ8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	12593ABA2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-M	12593ABC8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B	12593ABD6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C	12593ABE4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
D	12593ABF1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
E	12593AAJ4	760.80496861	0.00000000	0.00000000	2.05036942	2.05036942	0.00000000	0.00000000	0.00000000	760.80496861
F	12593AAL9	1,000.00000000	0.00000000	0.00000000	3.63301405	20.79655615	0.00000000	0.00000000	0.00000000	1,000.00000000
G	12593AAN5	46.90229822	0.00000000	0.00000000	0.17039664	117.51431730	0.00000000	0.00000000	0.00000000	46.90229822
CM-A	12593AAE5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
CM-B	12593ABL8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
CM-C	12593ABN4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
CM-D	12593ABQ7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
CM-E	12593ABS3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V	12593AAQ8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12593AAS4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
LR	12593AAU9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12593ABB0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-B	12593AAA3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-C	12593AAC9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-D	12593AAG0	760.80496861	0.00000000	0.00000000	0.71364569	0.71364569	0.00000000	0.00000000	0.00000000	760.80496861
CM-X-CP	12593ABG9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
CM-X-EXT	12593ABJ3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 26

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-D	01/01/26 - 01/30/26	30	0.00	19,549.61	0.00	19,549.61	19,549.61	0.00	0.00	0.00	19,549.61
A-M	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
D	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
E	01/01/26 - 01/30/26	30	0.00	56,167.82	0.00	56,167.82	56,167.82	0.00	0.00	0.00	56,167.82
F	01/01/26 - 01/30/26	30	499,579.22	105,746.14	0.00	105,746.14	105,746.14	0.00	0.00	0.00	605,325.36
G	01/01/26 - 01/30/26	30	4,821,800.87	7,001.80	0.00	7,001.80	7,001.80	0.00	0.00	0.00	4,828,802.67
CM-A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
CM-X-CP	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
CM-X-EXT	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
CM-B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
CM-C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
CM-D	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
CM-E	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			5,321,380.09	188,465.37	0.00	188,465.37	188,465.37	0.00	0.00	0.00	5,509,845.46

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 26

	Additional Information
		Excess Liquidation Proceeds Reserve Account Summary
Total Available Distribution Amount (1)	0.00	Beginning Reserve Account Balance	0.00
Pooled Available Funds	(241.22)	Deposit Amount	0.00
Non-Pooled Available Funds	0.00	Withdrawal Amount	0.00
		Ending Reserve Account Balance	0.00
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 26

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	188,929.95	Master Servicing Fee	0.00
Interest Reductions due to Nonrecoverability Determination	(188,929.95)	Certificate Administrator Fee	0.00
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	0.00
ARD Interest	0.00	Operating Advisor Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	0.00	Total Fees	0.00

Principal		Expenses/Reimbursements
Scheduled Principal	0.00	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	0.00	Total Expenses/Reimbursements	0.00

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	0.00
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	0.00
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	0.00
Total Funds Collected	0.00	Total Funds Distributed	0.00

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 26

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	51,875,762.37	51,875,762.37	Beginning Certificate Balance	51,875,762.37
(-) Scheduled Principal Collections	0.00	0.00	(-) Principal Distributions	0.00
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	51,875,762.37	51,875,762.37	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	52,137,221.24	52,137,221.24	Ending Certificate Balance	51,875,762.37
Ending Actual Collateral Balance	52,137,221.24	52,137,221.24

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	551,687.62	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	551,687.62	0.00	Net WAC Rate	0.00%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 26

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
7,499,999 or less	0	0.00	0.00%	0	0.0000	0.000000	1.39 or less	2	34,040,770.25	65.62%	(10)	4.1138	0.412947
7,500,000 to 14,999,999	1	14,429,672.76	27.82%	(11)	4.3500	0.050000	1.40 to 1.44	0	0.00	0.00%	0	0.0000	0.000000
15,000,000 to 24,999,999	2	37,446,089.61	72.18%	(9)	4.1829	2.408913	1.45 to 1.54	0	0.00	0.00%	0	0.0000	0.000000
25,000,000 to 49,999,999	0	0.00	0.00%	0	0.0000	0.000000	1.55 to 1.99	0	0.00	0.00%	0	0.0000	0.000000
50,000,000 to 74,999,999	0	0.00	0.00%	0	0.0000	0.000000	2.00 to 2.49	0	0.00	0.00%	0	0.0000	0.000000
75,000,000 or greater	0	0.00	0.00%	0	0.0000	0.000000	2.50 to 2.99	0	0.00	0.00%	0	0.0000	0.000000
Totals	3	51,875,762.37	100.00%	(10)	4.2294	1.752762	3.00 or greater	1	17,834,992.12	34.38%	(10)	4.4500	4.310000
							Totals	3	51,875,762.37	100.00%	(10)	4.2294	1.752762
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 26

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Illinois	10	14,429,672.75	27.82%	(11)	4.3500	0.050000
							Multi-Family	1	19,611,097.49	37.80%	(9)	3.9400	0.680000
Michigan	1	19,611,097.49	37.80%	(9)	3.9400	0.680000
							Office	9	28,926,653.14	55.76%	(10)	4.4117	2.676542
New York	1	17,834,992.12	34.38%	(10)	4.4500	4.310000
							Retail	2	3,338,011.73	6.43%	(11)	4.3500	0.050000
Totals	12	51,875,762.37	100.00%	(10)	4.2294	1.752762
							Totals	12	51,875,762.37	100.00%	(10)	4.2294	1.752762

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 26

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.4999% or less	3	51,875,762.37	100.00%	(10)	4.2294	1.752762	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	0	0.00	0.00%	0	0.0000	0.000000	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.75000% or greater	0	0.00	0.00%	0	0.0000	0.000000	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	3	51,875,762.37	100.00%	(10)	4.2294	1.752762	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	3	51,875,762.37	100.00%	(10)	4.2294	1.752762
								Totals	3	51,875,762.37	100.00%	(10)	4.2294	1.752762
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

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				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	3	51,875,762.37	100.00%	(10)	4.2294	1.752762	Interest Only	1	17,834,992.12	34.38%	(10)	4.4500	4.310000
61 months to 114 months		0	0.00	0.00%	0	0.0000	0.000000	299 months or less	2	34,040,770.25	65.62%	(10)	4.1138	0.412947
115 months to 117 months		0	0.00	0.00%	0	0.0000	0.000000	300 months to 359 months	0	0.00	0.00%	0	0.0000	0.000000
	118 months or greater	0	0.00	0.00%	0	0.0000	0.000000	360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	3	51,875,762.37	100.00%	(10)	4.2294	1.752762	Totals	3	51,875,762.37	100.00%	(10)	4.2294	1.752762
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 26

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	12 months or less	3	51,875,762.37	100.00%	(10)	4.2294	1.752762			No outstanding loans in this group
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	3	51,875,762.37	100.00%	(10)	4.2294	1.752762
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

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						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
14	30295373	MF	Novi	MI	Actual/360	3.940%	0.00	0.00	0.00	N/A	05/06/25	--	19,611,097.49	19,611,097.49	04/06/25
21	30309188	Various Champaign		IL	Actual/360	4.350%	0.00	0.00	0.00	N/A	03/06/25	--	14,429,672.76	14,429,672.76	08/06/25
23	30309202	OF	New York	NY	Actual/360	4.450%	0.00	0.00	0.00	N/A	04/06/25	10/06/26	17,834,992.12	17,834,992.12	10/06/25
Totals							0.00	0.00	0.00				51,875,762.37	51,875,762.37
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
14	1,516,243.29	1,127,309.48	01/01/25	06/30/25	10/06/25	2,408,416.53	49,697.48	0.00	0.00	7,983.75	0.00
21	0.00	346,385.10	01/01/25	06/30/25	10/06/25	2,721,462.46	102,013.31	0.00	0.00	0.00	0.00
23	1,213,815.09	1,786,317.62	01/01/25	06/30/25	06/06/25	2,078,949.29	0.00	0.00	0.00	0.00	0.00
Totals	2,730,058.38	3,260,012.20				7,208,828.28	151,710.79	0.00	0.00	7,983.75	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 16 of 26

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
02/12/26	0	0.00	0	0.00	1	17,834,992.12	0	0.00	1	14,429,672.76	1	17,834,992.12	0	0.00	0	0.00	4.229384%	4.218984%	(10)
01/12/26	0	0.00	1	17,834,992.12	0	0.00	0	0.00	1	14,429,672.76	0	0.00	0	0.00	1	10,021,609.71	4.229384%	4.218984%	(9)
12/12/25	0	0.00	0	0.00	0	0.00	0	0.00	1	14,429,672.76	0	0.00	0	0.00	0	0.00	4.205484%	4.187710%	(8)
11/13/25	0	0.00	0	0.00	0	0.00	0	0.00	1	14,429,672.76	0	0.00	0	0.00	0	0.00	4.205484%	4.187710%	(7)
10/10/25	0	0.00	0	0.00	0	0.00	0	0.00	1	14,429,672.76	0	0.00	0	0.00	1	2,903,522.70	4.193282%	4.176361%	(6)
09/12/25	0	0.00	0	0.00	0	0.00	0	0.00	1	14,429,672.76	0	0.00	0	0.00	0	0.00	4.228476%	4.211794%	(5)
08/12/25	0	0.00	0	0.00	0	0.00	0	0.00	1	14,429,672.76	0	0.00	1	1,276,683.35	0	0.00	4.228211%	4.211525%	(4)
07/11/25	0	0.00	0	0.00	0	0.00	0	0.00	1	15,956,466.42	0	0.00	0	0.00	0	0.00	4.242590%	4.226322%	(3)
06/12/25	0	0.00	0	0.00	0	0.00	0	0.00	1	15,956,466.42	1	4,143,312.17	0	0.00	1	6,012,960.45	4.238154%	4.221241%	(2)
05/12/25	0	0.00	0	0.00	0	0.00	0	0.00	1	15,956,466.42	1	3,459,497.27	0	0.00	0	0.00	4.240156%	4.223897%	(1)
04/11/25	0	0.00	0	0.00	0	0.00	0	0.00	1	15,956,466.42	0	0.00	1	646,863.64	5	8,281,336.06	4.238974%	4.217788%	0
03/12/25	0	0.00	0	0.00	2	19,656,126.83	0	0.00	1	16,677,650.32	0	0.00	0	0.00	8	74,877,251.49	4.332674%	4.310717%	1
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
14	30295373	04/06/25	9	5	0.00	0.00	7,983.75	19,872,556.36	05/07/25	98
21	30309188	08/06/25	5	5	0.00	0.00	0.00	14,429,672.76	04/23/21	7			02/27/24
23	30309202	10/06/25	3	3	0.00	0.00	2,300.00	17,834,992.12	01/31/25	1
Totals					0.00	0.00	10,283.75	52,137,221.24
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		34,040,770	0	19,611,097		14,429,673
0 - 6 Months		0	0	0		0
7 - 12 Months		17,834,992	0	17,834,992		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Feb-26	51,875,762	0	0	0	37,446,090	14,429,673
Jan-26	51,875,762	0	0	17,834,992	19,611,097	14,429,673
Dec-25	69,000,415	0	0	0	54,570,742	14,429,673
Nov-25	69,000,415	0	0	0	54,570,742	14,429,673
Oct-25	78,026,206	0	0	0	63,596,533	14,429,673
Sep-25	80,998,980	0	0	0	66,569,307	14,429,673
Aug-25	81,109,625	0	0	0	66,679,953	14,429,673
Jul-25	87,064,803	0	0	0	71,108,336	15,956,466
Jun-25	91,333,064	4,143,312	0	0	71,233,285	15,956,466
May-25	101,749,546	27,432,557	0	0	58,360,523	15,956,466
Apr-25	141,914,744	64,813,922	0	0	61,144,356	15,956,466
Mar-25	336,893,496	310,406,181	0	0	9,809,665	16,677,650
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
14	30295373	19,611,097.49	19,872,556.36	17,400,000.00	07/22/25	961,388.56	0.68000	06/30/25	05/06/25	230
21	30309188	14,429,672.76	14,429,672.76		--	57,248.10	0.05000	06/30/25	03/06/25	230
23	30309202	17,834,992.12	17,834,992.12	17,800,000.00	04/02/25	1,782,623.62	4.31000	06/30/25	04/06/25	I/O
Totals		51,875,762.37	52,137,221.24	35,200,000.00		2,801,260.28

© 2021 Computershare. All rights reserved. Confidential.										Page 20 of 26

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
14	30295373	MF	MI	05/07/25	98

2/6/2026- 02.01.26: Loan transferred to Special Servicing on 5/7/25, due to payment default and loan maturity on 5/6/2025. Collateral is fee simple interest in a 141-unit multifamily property that operates as a senior living facility. The property, locate d in Novi, Michigan, was built in 1999 and last renovated in 2013. Sponsorship has been an owner/operator of senior housing since 1988 and is a family run enterprise. A combination of the impact of the COVID-19 pandemic and increase in senior living units upply locally has resulted in operational issues and an inability of the Borrower to refinance the loan. The loan/collateral is complicated by the fact that the independent living senior housing operation is physically connected to an adjacent building that operates as an assisted living facility. While sponsorship also owns this property, it not collateral for the loan. Notwithstanding this fact, the two facilities are closely interconnected operationally, as they share a kitchen, staff and other operati onal functions. Special Servicer provided Borrower with a pre-negotiation agreement, which was executed. Special Servicer obtained a new appraisal and has mandated legal counsel to represent the trust. A foreclosure action has been filed, so as to dualtr ack resolution strategies. The Borrower presented SS with a loan modification proposal and, following further discussions with the borrower, SS provided a counter-proposal, which continues to be under negotiation.

21	30309188	Various	IL	04/23/21	7

8/6/2025 - 08.01.2025: The loan transferred to Special Servicing on 4/23/21 due to monetary default and a receiver appointed on 6/25/21. Fee-simple title transferred to the Trust via consented foreclosure on 2/27/2024. After the sale of 1906 Fox

Drive off ice building 7/25/2025, the portfolio consists of two retail strip centers totaling 38,517 sf and three one-story office buildings totaling 79,250 sf, located in Champaign, IL. As of July 2025, the retail portfolio was 53.1% occupied and the office portfo lio was 63.6% occupied.

23	30309202	OF	NY	01/31/25	1

2/6/2026- 02.01.2026: The loan transferred to Special Servicing effective 2/3/2025, due to imminent monetary / maturity default, with loan maturity on 4/6/2025. The underlying loan has an unpaid principal balance of $18.0m and is secured by a

14,777 squar e foot medical office condominium unit located on the ground floor and basement levels of 525 Park Avenue, a pre-war, 15-story mixed-use commercial and residential building located in New York, NY. The Borrower has been unable to secure refinancing, due t o tight credit underwriting metrics that would not facilitate refinancing at UPB. Special Servicer is reviewing the credit file and has ordered a new appraisal and BOVs. Borrower has signed a Pre-Negotiation

Agreement and subsequently submitted a proposal for a loan modification. Terms for a loan modification were successfully negotiated, Special Servicer obtained the necessary consents and the loan modification closed on 10/9/2025. Post-

closing administrative matters continue to be finalized with the mas ter servicer, following which Special Servicer will formally transfer the loan back to the master servicer. This is expected to be completed in February 2026.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
23	30309202	18,000,000.00	4.45000%	18,000,000.00	4.45000%	8	07/03/20	05/06/20	07/06/20
23	30309202	0.00	4.45000%	0.00	4.45000%	9	10/09/25	10/09/25	01/26/26
46	30309158	0.00	4.20000%	0.00	4.20000%	8	11/16/20	12/23/20	07/30/21
64	30309178	3,801,186.72	4.75000%	3,801,186.72	4.75000%	8	06/15/20	06/05/20	06/22/20
66	30309190	0.00	4.08000%	0.00	4.08000%	10	04/06/25	04/06/25	04/16/25
67	30309198	3,407,288.58	5.16100%	3,407,288.58	5.16100%	8	12/15/20	12/15/20	02/07/21
Totals		25,208,475.30		25,208,475.30
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
6	30309174	04/11/25	42,541,871.65	69,700,000.00	74,098.77	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
8	30309208	04/11/25	29,920,633.12	53,300,000.00	216.88	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
19	30309166	05/10/24	17,445,406.64	8,500,000.00	11,300,000.00	12,598,843.13	11,127,625.00	(1,471,218.13)	18,916,624.77	0.00	0.00	18,916,624.77	90.07%
20	30309170	09/12/23	17,328,776.88	16,000,000.00	14,543,104.72	4,862,397.43	14,543,104.72	9,680,707.29	7,648,069.59	0.00	915,056.25	6,733,013.34	33.33%
22	30309216	01/12/26	16,959,644.86	13,000,000.00	11,419,582.26	1,069,510.05	11,091,119.76	10,021,609.71	6,938,035.15	0.00	0.00	6,938,035.15	35.12%
37	30309184	02/12/25	7,996,611.20	13,800,000.00	8,879,221.01	123,587.79	8,065,927.67	7,942,339.88	54,271.32	0.00	0.00	54,271.32	0.59%
43	30309185	06/12/25	6,817,698.37	5,500,000.00	7,023,791.26	708,872.54	6,721,833.00	6,012,960.46	804,737.91	0.00	22,214.00	782,523.91	9.96%
47	30309203	02/12/25	6,313,217.18	8,900,000.00	7,229,887.80	3,915,984.47	6,912,721.32	2,996,736.85	3,316,480.33	0.00	997,638.37	2,318,841.96	31.12%
49	30309199	03/12/20	7,000,000.00	9,600,000.00	177,822.32	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
54	30294760	09/12/22	4,489,232.18	3,400,000.00	3,175,866.20	1,563,554.89	3,120,622.62	1,557,067.73	2,932,164.45	0.00	185,603.15	2,746,561.30	45.77%
67	30309198	10/10/25	2,948,128.26	4,000,000.00	3,894,981.75	783,669.77	3,687,192.47	2,903,522.70	44,605.56	0.00	0.00	44,605.56	1.14%
75	30295208	10/13/21	2,987,247.88	5,810,000.00	3,558,732.93	569,326.84	3,556,574.72	2,987,247.88	0.00	0.00	0.00	0.00	0.00%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			162,748,468.22	211,510,000.00	71,277,305.90	26,195,746.91	68,826,721.28	42,630,974.37	40,654,989.08	0.00	2,120,511.77	38,534,477.31

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	11/13/25	51,689.51	0.00	0.00	0.00	0.00	51,689.51	0.00	0.00	51,689.51
6	30309174	04/25/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
8	30309208	04/25/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
19	30309166	05/10/24	0.00	0.00	18,916,624.77	0.00	0.00	17,445,406.64	0.00	(5,519,527.35)	11,925,879.29
20	30309170	10/11/24	0.00	0.00	6,733,013.34	0.00	0.00	16,317.50	0.00	0.00	6,733,013.34
		02/12/24	0.00	0.00	6,716,695.84	0.00	0.00	(931,373.75)	0.00	0.00
		09/12/23	0.00	0.00	7,648,069.59	0.00	0.00	7,648,069.59	0.00	0.00
22	30309216	01/12/26	0.00	0.00	6,938,035.15	0.00	0.00	6,938,035.15	0.00	(536,111.18)	6,401,923.97
37	30309184	02/12/25	0.00	0.00	54,271.32	0.00	0.00	54,271.32	0.00	0.00	54,271.32
43	30309185	08/12/25	0.00	0.00	782,523.91	0.00	0.00	(22,214.00)	0.00	0.00	782,523.91
		06/12/25	0.00	0.00	804,737.91	0.00	0.00	804,737.91	0.00	0.00
47	30309203	09/12/25	0.00	0.00	2,318,841.96	0.00	0.00	(85,738.37)	0.00	0.00	2,327,191.96
		07/11/25	0.00	0.00	2,404,580.33	0.00	0.00	7,250.00	0.00	0.00
		04/11/25	0.00	0.00	2,397,330.33	0.00	0.00	(910,800.00)	0.00	0.00
		02/12/25	0.00	0.00	3,316,480.33	0.00	0.00	3,316,480.33	0.00	0.00
49	30309199	03/25/20	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
54	30294760	04/12/23	0.00	0.00	2,746,561.30	0.00	0.00	1,154.73	0.00	0.00	2,746,177.15
		03/10/23	0.00	0.00	2,745,406.57	0.00	0.00	(30,708.94)	0.00	0.00
		01/12/23	0.00	0.00	2,775,731.36	0.00	0.00	(156,433.09)	0.00	0.00
		09/12/22	0.00	0.00	2,932,164.45	0.00	0.00	2,932,164.45	0.00	0.00
67	30309198	10/10/25	0.00	0.00	44,605.56	0.00	0.00	44,605.56	0.00	0.00	44,605.56
75	30295208	10/13/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			51,689.51	0.00	38,534,477.31	0.00	0.00	37,122,914.54	0.00	(6,055,638.53)	31,067,276.01

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
14	0.00	0.00	0.00	0.00	0.00	0.00	0.00	66,536.10	0.00	0.00	0.00	0.00
21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	54,051.15	0.00	0.00	0.00	0.00
23	0.00	0.00	0.00	0.00	0.00	0.00	0.00	68,342.70	0.00	0.00	0.00	0.00
Total	0.00	0.00	0.00	0.00	0.00	0.00	0.00	188,929.94	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		188,929.94

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Supplemental Notes
None

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